George Putnam Balanced Fund
The fund's portfolio
10/31/20 (Unaudited)

COMMON STOCKS (58.0%)(a)
	Shares	Value
Basic materials (1.7%)
Albemarle Corp.(S)	11,970	$1,115,724
Anglo American PLC (United Kingdom)	103,258	2,422,855
Corteva, Inc.	26,918	887,756
Dow, Inc.	47,409	2,156,635
DuPont de Nemours, Inc.	14,779	840,630
Eastman Chemical Co.	13,677	1,105,649
Fortune Brands Home & Security, Inc.	51,712	4,181,949
Freeport-McMoRan, Inc. (Indonesia)	218,733	3,792,830
Linde PLC	2,490	548,647
Newmont Corp.	54,099	3,399,581
Packaging Corp. of America	9,410	1,077,351
Sherwin-Williams Co. (The)	7,322	5,037,390
Summit Materials, Inc. Class A(NON)	45,287	801,127

		27,368,124
Capital goods (2.8%)
Avery Dennison Corp.	13,748	1,902,586
Ball Corp.	19,808	1,762,912
Boeing Co. (The)	8,849	1,277,707
Deere & Co.	12,557	2,836,752
Eaton Corp. PLC	76,201	7,908,902
General Dynamics Corp.	17,980	2,361,313
Honeywell International, Inc.	26,566	4,382,062
Johnson Controls International PLC	109,697	4,630,310
Northrop Grumman Corp.	12,947	3,752,300
Otis Worldwide Corp.	69,591	4,264,536
Pentair PLC	29,213	1,453,639
Raytheon Technologies Corp.	128,619	6,986,584

		43,519,603
Communication services (1.6%)
Charter Communications, Inc. Class A(NON)	24,174	14,596,745
T-Mobile US, Inc.(NON)	91,929	10,072,661

		24,669,406
Computers (2.5%)
Apple, Inc.	353,930	38,528,820

		38,528,820
Conglomerates (0.8%)
3M Co.	17,534	2,804,739
Danaher Corp.	32,931	7,558,982
General Electric Co.	239,328	1,775,814

		12,139,535
Consumer cyclicals (10.5%)
Advance Auto Parts, Inc.	8,025	1,181,922
Amazon.com, Inc.(NON)	15,842	48,098,688
Aramark	63,802	1,769,867
BJ's Wholesale Club Holdings, Inc.(NON)	14,798	566,615
Booking Holdings, Inc.(NON)	3,382	5,487,295
Burlington Stores, Inc.(NON)	3,901	755,156
CarMax, Inc.(NON)	40,329	3,486,039
Carrier Global Corp.	71,953	2,402,511
CoStar Group, Inc.(NON)	4,520	3,722,717
Dollar General Corp.	21,415	4,469,525
Ecolab, Inc.	5,525	1,014,335
Fisker, Inc. (Rights)(NON)(F)(FWC)	189,486	1,729,249
Hasbro, Inc.	35,695	2,952,690
Hilton Worldwide Holdings, Inc.	45,623	4,006,156
Home Depot, Inc. (The)	65,707	17,524,714
Levi Strauss & Co. Class A	75,092	1,184,952
Mastercard, Inc. Class A	40,356	11,648,356
NIKE, Inc. Class B	45,611	5,476,969
PayPal Holdings, Inc.(NON)	94,312	17,554,293
Penn National Gaming, Inc.(NON)	30,535	1,648,279
Target Corp.	48,247	7,344,158
TJX Cos., Inc. (The)	25,835	1,312,418
United Rentals, Inc.(NON)	14,841	2,646,002
Walmart, Inc.	79,523	11,033,816
WEX, Inc.(NON)	22,548	2,853,449
Wynn Resorts, Ltd.	22,243	1,611,060

		163,481,231
Consumer staples (3.9%)
Altria Group, Inc.	110,011	3,969,197
Chipotle Mexican Grill, Inc.(NON)	3,557	4,273,664
Coca-Cola Co. (The)	109,656	5,270,067
ConAgra Foods, Inc.	99,228	3,481,911
Costco Wholesale Corp.	15,759	5,635,734
McCormick & Co., Inc. (non-voting shares)	22,397	4,042,882
PepsiCo, Inc.	105,612	14,077,023
Procter & Gamble Co. (The)	143,989	19,740,892

		60,491,370
Electronics (4.1%)
Advanced Micro Devices, Inc.(NON)	108,494	8,168,513
Cree, Inc.(NON)(S)	86,511	5,502,100
Monolithic Power Systems, Inc.	30,777	9,836,329
NVIDIA Corp.	10,483	5,255,757
NXP Semiconductors NV	123,519	16,689,887
Roper Technologies, Inc.	9,082	3,372,510
Texas Instruments, Inc.	85,365	12,342,925
Vontier Corp.(NON)	88,468	2,542,570

		63,710,591
Energy (0.8%)
Cairn Energy PLC (United Kingdom)(NON)	612,341	1,102,670
Cenovus Energy, Inc. (Canada)	1,075,679	3,520,198
Phillips 66	24,718	1,153,342
Royal Dutch Shell PLC Class A (United Kingdom)	171,127	2,140,243
TOTAL SA (France)	85,485	2,570,642
Whiting Petroleum Corp.(NON)	65,678	958,899
Williams Cos., Inc. (The)	75,900	1,456,521

		12,902,515
Financials (6.9%)
AIA Group, Ltd. (Hong Kong)	240,800	2,271,060
American International Group, Inc.	215,581	6,788,646
Assured Guaranty, Ltd.	231,364	5,906,723
AXA SA (France)	252,119	4,052,100
Berkshire Hathaway, Inc. Class B(NON)	33,997	6,863,994
Boston Properties, Inc.(R)	24,252	1,756,087
Charles Schwab Corp. (The)	156,391	6,429,234
Citigroup, Inc.	306,847	12,709,603
Gaming and Leisure Properties, Inc.(R)	271,280	9,861,028
Goldman Sachs Group, Inc. (The)	57,759	10,918,761
Intercontinental Exchange, Inc.	46,618	4,400,739
KKR & Co., Inc. Class A	179,753	6,138,565
Morgan Stanley	103,135	4,965,950
Outfront Media, Inc.(R)	254,341	3,334,411
Prudential PLC (United Kingdom)	428,031	5,227,958
Quilter PLC (United Kingdom)	1,383,999	2,191,009
Visa, Inc. Class A	67,225	12,215,455
Yellow Cake PLC 144A (United Kingdom)(NON)	355,483	875,003

		106,906,326
Health care (7.5%)
Abbott Laboratories	63,853	6,711,589
AbbVie, Inc.	131,845	11,220,010
Alexion Pharmaceuticals, Inc.(NON)	14,813	1,705,569
Amgen, Inc.	23,061	5,002,853
Avantor, Inc.(NON)	135,182	3,145,685
Baxter International, Inc.	51,982	4,032,244
Bio-Rad Laboratories, Inc. Class A(NON)	6,377	3,739,600
Biogen, Inc.(NON)	14,472	3,647,957
Boston Scientific Corp.(NON)	115,657	3,963,565
Bristol-Myers Squibb Co.	91,278	5,335,199
Cigna Corp.	35,726	5,965,170
Cooper Cos., Inc. (The)	9,190	2,932,070
DexCom, Inc.(NON)	5,677	1,814,256
Eli Lilly and Co.	43,089	5,621,391
Humana, Inc.	5,885	2,349,763
Illumina, Inc.(NON)	3,080	901,516
Intuitive Surgical, Inc.(NON)	2,300	1,534,284
Johnson & Johnson	63,038	8,643,140
Laboratory Corp. of America Holdings(NON)	2,295	458,472
Medtronic PLC	31,880	3,206,172
Merck & Co., Inc.	70,695	5,316,971
Pfizer, Inc.	129,635	4,599,450
Regeneron Pharmaceuticals, Inc.(NON)	7,436	4,041,912
Thermo Fisher Scientific, Inc.	17,818	8,430,052
UnitedHealth Group, Inc.	34,798	10,618,262
Zimmer Biomet Holdings, Inc.	17,455	2,305,806

		117,242,958
Software (5.6%)
Activision Blizzard, Inc.	223,567	16,930,729
Adobe, Inc.(NON)	36,783	16,445,679
Microsoft Corp.	268,055	54,273,096

		87,649,504
Technology services (5.7%)
Alphabet, Inc. Class A(NON)	18,853	30,468,522
Facebook, Inc. Class A(NON)	75,533	19,873,488
Fidelity National Information Services, Inc.	104,073	12,966,455
Fiserv, Inc.(NON)	163,482	15,607,627
Salesforce.com, Inc.(NON)	41,921	9,736,991

		88,653,083
Transportation (1.4%)
FedEx Corp.	15,560	4,037,353
Old Dominion Freight Line, Inc.	14,249	2,712,582
Southwest Airlines Co.	74,867	2,959,493
Union Pacific Corp.	70,834	12,551,076

		22,260,504
Utilities and power (2.2%)
AES Corp. (The)	18,529	361,316
Ameren Corp.	51,782	4,200,556
Exelon Corp.	178,496	7,120,205
NextEra Energy, Inc.	126,620	9,269,850
NRG Energy, Inc.	369,089	11,670,594
Sempra Energy	7,203	902,968
Southern Co. (The)	25,404	1,459,460

		34,984,949

Total common stocks (cost $768,784,887)		$904,508,519

U.S. GOVERNMENT AND AGENCY MORTGAGE OBLIGATIONS (8.4%)(a)
	Principal amount	Value
U.S. Government Guaranteed Mortgage Obligations (1.9%)
Government National Mortgage Association Pass-Through Certificates
5.00%, with due dates from 2/20/49 to 10/20/49	3,671,292	4,124,947
4.50%, with due dates from 3/20/49 to 10/20/49	810,740	900,890
4.00%, 4/15/43	3,480,477	3,846,871
3.50%, TBA, 11/1/50	8,000,000	8,431,250
3.50%, with due dates from 11/15/47 to 1/20/48	6,522,260	7,202,359
3.00%, with due dates from 7/20/46 to 10/20/46	5,439,736	5,750,100

		30,256,417
U.S. Government Agency Mortgage Obligations (6.5%)
Federal Home Loan Mortgage Corporation Pass-Through Certificates
6.00%, 3/1/35	980	1,146
4.00%, with due dates from 7/1/42 to 7/1/49	6,689,353	7,236,271
3.50%, with due dates from 12/1/42 to 4/1/43	408,806	454,822
3.00%, with due dates from 3/1/43 to 2/1/47	2,195,803	2,317,328
Federal National Mortgage Association Pass-Through Certificates
5.50%, with due dates from 7/1/33 to 11/1/38	1,198,484	1,386,153
5.00%, with due dates from 8/1/33 to 1/1/39	354,273	402,888
4.50%, with due dates from 5/1/48 to 2/1/49	5,086,703	5,622,542
4.00%, with due dates from 9/1/45 to 4/1/49	5,822,788	6,262,129
3.82%, 10/1/31(i)	114,082	133,020
3.50%, 5/1/56	1,312,956	1,465,671
3.50%, with due dates from 5/1/43 to 12/1/49	12,685,286	13,472,146
3.00%, with due dates from 2/1/43 to 3/1/47	6,049,035	6,500,667
3.00%, 12/1/30	2,029,669	2,135,275
2.50%, with due dates from 9/1/50 to 10/1/50	7,988,703	8,428,078
2.00%, 10/1/50	12,967,059	13,376,875
2.00%, with due dates from 10/1/27 to 8/1/28	4,915,545	5,101,346
Uniform Mortgage-Backed Securities
4.50%, TBA, 11/1/50	3,000,000	3,244,219
4.00%, TBA, 12/1/50	1,000,000	1,068,242
4.00%, TBA, 11/1/50	3,000,000	3,203,320
3.50%, TBA, 11/1/50	2,000,000	2,111,719
3.00%, TBA, 11/1/50	1,000,000	1,045,234
2.50%, TBA, 11/1/50	4,000,000	4,168,125
2.00%, TBA, 12/1/50	5,000,000	5,144,531
2.00%, TBA, 11/1/50	5,000,000	5,156,641
1.50%, TBA, 12/1/50	1,000,000	1,004,609
1.50%, TBA, 11/1/50	1,000,000	1,006,719

		101,449,716

Total U.S. government and agency mortgage obligations (cost $128,166,147)		$131,706,133

U.S. TREASURY OBLIGATIONS (14.0%)(a)
	Principal amount	Value
U.S. Treasury Bonds
3.00%, 2/15/47	$13,770,000	$18,064,461
2.75%, 8/15/42(SEG)(SEGSF)	21,110,000	26,268,513
1.25%, 5/15/50	9,740,000	8,848,181
U.S. Treasury Notes
2.75%, 2/15/24	14,530,000	15,733,484
2.125%, 12/31/22	19,740,000	20,572,809
2.00%, 2/15/22	10,980,000	11,241,626
1.75%, 9/30/22	20,700,000	21,329,895
1.75%, 6/30/22	21,780,000	22,354,833
1.625%, 2/15/26	9,670,000	10,277,832
1.625%, 10/31/23	18,870,000	19,675,281
1.50%, 2/15/30	5,000,000	5,307,813
1.50%, 3/31/23	22,000,000	22,701,186
1.375%, 6/30/23(i)	157,000	162,702
1.125%, 2/28/25	15,400,000	15,935,992

Total U.S. treasury obligations (cost $210,396,107)		$218,474,608

CORPORATE BONDS AND NOTES (15.4%)(a)
	Principal amount	Value
Basic materials (0.8%)
Celanese US Holdings, LLC company guaranty sr. unsec. notes 3.50%, 5/8/24 (Germany)	$289,000	$310,969
Celanese US Holdings, LLC company guaranty sr. unsec. unsub. notes 4.625%, 11/15/22 (Germany)	668,000	721,004
CF Industries, Inc. 144A company guaranty sr. notes 4.50%, 12/1/26	1,595,000	1,871,968
Georgia-Pacific, LLC 144A sr. unsec. sub. notes 2.10%, 4/30/27	1,525,000	1,588,671
Glencore Funding, LLC 144A company guaranty sr. unsec. notes 1.625%, 9/1/25	470,000	467,296
Glencore Funding, LLC 144A company guaranty sr. unsec. unsub. notes 4.625%, 4/29/24	613,000	672,440
Glencore Funding, LLC 144A company guaranty sr. unsec. unsub. notes 4.00%, 4/16/25	703,000	774,010
International Flavors & Fragrances, Inc. sr. unsec. notes 4.45%, 9/26/28	625,000	735,582
International Paper Co. sr. unsec. notes 8.70%, 6/15/38	10,000	15,903
Nutrien, Ltd. sr. unsec. notes 2.95%, 5/13/30 (Canada)	1,305,000	1,411,993
Nutrition & Biosciences, Inc. 144A sr. unsec. bonds 3.468%, 12/1/50	204,000	208,824
Nutrition & Biosciences, Inc. 144A sr. unsec. bonds 2.30%, 11/1/30	356,000	358,000
Sherwin-Williams Co. (The) sr. unsec. unsub. bonds 3.45%, 6/1/27	801,000	898,299
WestRock MWV, LLC company guaranty sr. unsec. unsub. notes 8.20%, 1/15/30	1,040,000	1,448,091
WestRock MWV, LLC company guaranty sr. unsec. unsub. notes 7.95%, 2/15/31	187,000	260,998
Weyerhaeuser Co. sr. unsec. unsub. notes 7.375%, 3/15/32(R)	553,000	803,337

		12,547,385
Capital goods (0.5%)
Boeing Co. (The) sr. unsec. notes 4.875%, 5/1/25	685,000	744,897
Johnson Controls International PLC sr. unsec. unsub. bonds 4.50%, 2/15/47	1,145,000	1,408,954
L3Harris Technologies, Inc. sr. unsec. notes 3.85%, 12/15/26	940,000	1,069,473
L3Harris Technologies, Inc. sr. unsec. sub. notes 4.40%, 6/15/28	510,000	602,296
Northrop Grumman Corp. sr. unsec. unsub. notes 3.25%, 1/15/28	1,619,000	1,809,107
Oshkosh Corp. sr. unsec. unsub. notes 3.10%, 3/1/30	164,000	173,883
Otis Worldwide Corp. sr. unsec. notes 2.565%, 2/15/30	695,000	739,841
Waste Connections, Inc. sr. unsec. sub. bonds 3.50%, 5/1/29	1,010,000	1,145,285

		7,693,736
Communication services (2.0%)
American Tower Corp. sr. unsec. notes 2.90%, 1/15/30(R)	921,000	981,629
American Tower Corp. sr. unsec. sub. notes 2.75%, 1/15/27(R)	686,000	735,874
American Tower Corp. sr. unsec. unsub. bonds 3.375%, 10/15/26(R)	385,000	425,652
AT&T, Inc. company guaranty sr. unsec. unsub. notes 2.30%, 6/1/27	1,227,000	1,277,921
AT&T, Inc. sr. unsec. bonds 4.30%, 2/15/30	936,000	1,092,050
AT&T, Inc. sr. unsec. notes 4.10%, 2/15/28	1,714,000	1,967,016
AT&T, Inc. sr. unsec. sub. notes 2.95%, 7/15/26	62,000	67,461
AT&T, Inc. sr. unsec. unsub. bonds 3.30%, 2/1/52	1,700,000	1,565,046
AT&T, Inc. sr. unsec. unsub. notes 4.75%, 5/15/46	132,000	152,292
CC Holdings GS V, LLC/Crown Castle GS III Corp. company guaranty sr. notes 3.849%, 4/15/23	240,000	257,712
Charter Communications Operating, LLC/Charter Communications Operating Capital Corp. company guaranty sr. bonds 2.80%, 4/1/31	291,000	300,782
Charter Communications Operating, LLC/Charter Communications Operating Capital Corp. company guaranty sr. notes 3.75%, 2/15/28	274,000	301,469
Charter Communications Operating, LLC/Charter Communications Operating Capital Corp. company guaranty sr. sub. bonds 6.484%, 10/23/45	1,055,000	1,422,996
Charter Communications Operating, LLC/Charter Communications Operating Capital Corp. company guaranty sr. sub. bonds 5.375%, 5/1/47	506,000	603,731
Comcast Cable Communications Holdings, Inc. company guaranty sr. unsec. notes 9.455%, 11/15/22	645,000	763,636
Comcast Corp. company guaranty sr. unsec. unsub. bonds 3.999%, 11/1/49	921,000	1,110,169
Comcast Corp. company guaranty sr. unsec. unsub. notes 6.50%, 11/15/35	268,000	404,831
Comcast Corp. company guaranty sr. unsec. unsub. notes 3.15%, 3/1/26	490,000	543,601
Comcast Corp. sr. unsec. bonds 3.45%, 2/1/50	1,618,000	1,806,091
Cox Communications, Inc. 144A company guaranty sr. unsec. bonds 2.95%, 10/1/50	766,000	741,854
Cox Communications, Inc. 144A sr. unsec. bonds 3.50%, 8/15/27	637,000	709,297
Cox Communications, Inc. 144A sr. unsec. notes 3.35%, 9/15/26	551,000	611,719
Crown Castle International Corp. sr. unsec. bonds 3.80%, 2/15/28(R)	458,000	513,089
Crown Castle International Corp. sr. unsec. bonds 3.65%, 9/1/27(R)	549,000	610,642
Crown Castle International Corp. sr. unsec. notes 4.75%, 5/15/47(R)	185,000	227,404
Crown Castle International Corp. sr. unsec. notes 3.15%, 7/15/23(R)	85,000	90,335
Crown Castle International Corp. sr. unsec. sub. bonds 3.30%, 7/1/30(R)	205,000	223,390
Crown Castle International Corp. sr. unsec. sub. bonds 2.25%, 1/15/31	1,275,000	1,281,361
Equinix, Inc. sr. unsec. sub. notes 3.20%, 11/18/29(R)	1,483,000	1,611,671
Rogers Communications, Inc. company guaranty sr. unsec. bonds 8.75%, 5/1/32 (Canada)	95,000	143,644
Rogers Communications, Inc. company guaranty sr. unsec. unsub. notes 4.50%, 3/15/43 (Canada)	215,000	255,339
Sprint Spectrum Co., LLC/Sprint Spectrum Co. II, LLC/Sprint Spectrum Co. III, LLC 144A company guaranty sr. notes 3.36%, 9/20/21	238,750	240,987
T-Mobile USA, Inc. 144A company guaranty sr. notes 3.875%, 4/15/30	743,000	834,656
T-Mobile USA, Inc. 144A company guaranty sr. notes 3.75%, 4/15/27	1,762,000	1,967,537
Verizon Communications, Inc. sr. unsec. notes 3.15%, 3/22/30	700,000	778,743
Verizon Communications, Inc. sr. unsec. unsub. notes 4.329%, 9/21/28	3,269,000	3,923,994
Videotron, Ltd./Videotron Ltee. 144A sr. unsec. notes 5.125%, 4/15/27 (Canada)	490,000	518,175

		31,063,796
Consumer cyclicals (1.6%)
Alimentation Couche-Tard, Inc. 144A company guaranty sr. unsec. notes 3.55%, 7/26/27 (Canada)	995,000	1,108,181
Alimentation Couche-Tard, Inc. 144A sr. unsec. notes 2.95%, 1/25/30 (Canada)	919,000	979,135
Amazon.com, Inc. sr. unsec. notes 4.05%, 8/22/47	1,105,000	1,417,497
Amazon.com, Inc. sr. unsec. notes 3.15%, 8/22/27	654,000	741,399
Amazon.com, Inc. sr. unsec. unsub. notes 1.50%, 6/3/30	600,000	606,953
Autonation, Inc. company guaranty sr. unsec. notes 4.50%, 10/1/25	255,000	282,217
BMW US Capital, LLC 144A company guaranty sr. unsec. notes 3.95%, 8/14/28	671,000	765,250
BMW US Capital, LLC 144A company guaranty sr. unsec. notes 3.40%, 8/13/21	390,000	399,227
Discovery Communications, LLC company guaranty sr. unsec. unsub. notes 3.625%, 5/15/30	473,000	523,334
Fox Corp. sr. unsec. notes Ser. WI, 4.03%, 1/25/24	445,000	488,174
Fox Corp. sr. unsec. unsub. notes 3.05%, 4/7/25	385,000	418,925
General Motors Financial Co., Inc. company guaranty sr. unsec. notes 4.00%, 10/6/26	287,000	311,409
General Motors Financial Co., Inc. company guaranty sr. unsec. unsub. notes 4.30%, 7/13/25	252,000	274,718
General Motors Financial Co., Inc. company guaranty sr. unsec. unsub. notes 4.00%, 1/15/25	175,000	187,718
Global Payments, Inc. sr. unsec. notes 2.90%, 5/15/30	889,000	945,132
Hilton Domestic Operating Co., Inc. company guaranty sr. unsec. sub. notes 4.25%, 9/1/24	205,000	203,873
Hilton Worldwide Finance, LLC/Hilton Worldwide Finance Corp. company guaranty sr. unsec. notes 4.875%, 4/1/27	575,000	581,684
IHS Markit, Ltd. 144A company guaranty notes 4.75%, 2/15/25 (United Kingdom)	1,415,000	1,593,644
IHS Markit, Ltd. 144A company guaranty sr. unsec. notes 4.00%, 3/1/26 (United Kingdom)	350,000	389,375
Interpublic Group of Cos., Inc. (The) sr. unsec. sub. bonds 4.65%, 10/1/28	1,668,000	1,967,096
Marriott International, Inc. sr. unsec. notes Ser. EE, 5.75%, 5/1/25	290,000	322,441
Moody's Corp. sr. unsec. bonds 2.55%, 8/18/60	585,000	522,682
Omnicom Group, Inc. company guaranty sr. unsec. unsub. notes 3.60%, 4/15/26	416,000	466,416
Omnicom Group, Inc. sr. unsec. sub. notes 2.45%, 4/30/30	1,330,000	1,360,699
QVC, Inc. company guaranty sr. notes 4.85%, 4/1/24	390,000	406,575
S&P Global, Inc. company guaranty sr. unsec. bonds 2.50%, 12/1/29	1,550,000	1,663,531
S&P Global, Inc. company guaranty sr. unsec. notes 1.25%, 8/15/30	423,000	412,345
Sirius XM Radio, Inc. 144A sr. unsec. bonds 5.00%, 8/1/27	1,115,000	1,165,175
Standard Industries, Inc. 144A sr. unsec. notes 5.00%, 2/15/27	1,315,000	1,356,094
ViacomCBS, Inc. company guaranty sr. unsec. bonds 4.20%, 6/1/29	360,000	417,485
ViacomCBS, Inc. company guaranty sr. unsec. unsub. bonds 2.90%, 1/15/27	457,000	493,704
ViacomCBS, Inc. company guaranty sr. unsec. unsub. notes 4.00%, 1/15/26	198,000	223,895
ViacomCBS, Inc. sr. unsec. notes 4.20%, 5/19/32	8,000	9,204
Walt Disney Co. (The) company guaranty sr. unsec. bonds 4.75%, 9/15/44	30,000	37,932
Walt Disney Co. (The) company guaranty sr. unsec. notes 7.75%, 1/20/24	1,060,000	1,283,492

		24,326,611
Consumer staples (0.8%)
Anheuser-Busch InBev Worldwide, Inc. company guaranty sr. unsec. unsub. bonds 5.55%, 1/23/49	1,172,000	1,580,490
Anheuser-Busch InBev Worldwide, Inc. company guaranty sr. unsec. unsub. bonds 4.95%, 1/15/42	200,000	243,308
Anheuser-Busch InBev Worldwide, Inc. company guaranty sr. unsec. unsub. notes 4.75%, 1/23/29	827,000	1,001,518
Anheuser-Busch InBev Worldwide, Inc. company guaranty sr. unsec. unsub. notes 4.15%, 1/23/25	239,000	271,088
Ashtead Capital, Inc. 144A notes 4.375%, 8/15/27	1,155,000	1,209,863
CVS Pass-Through Trust 144A sr. mtge. notes 7.507%, 1/10/32	527,041	650,957
ERAC USA Finance, LLC 144A company guaranty sr. unsec. notes 7.00%, 10/15/37	1,434,000	2,100,573
ERAC USA Finance, LLC 144A company guaranty sr. unsec. notes 5.625%, 3/15/42	566,000	744,450
Keurig Dr Pepper, Inc. company guaranty sr. unsec. bonds 3.20%, 5/1/30	187,000	208,579
Keurig Dr Pepper, Inc. company guaranty sr. unsec. unsub. notes 4.597%, 5/25/28	717,000	857,975
Keurig Dr Pepper, Inc. company guaranty sr. unsec. unsub. notes 4.417%, 5/25/25	563,000	646,380
Keurig Dr Pepper, Inc. company guaranty sr. unsec. unsub. notes 4.057%, 5/25/23	369,000	400,440
Kraft Heinz Co. (The) 144A company guaranty sr. unsec. notes 3.875%, 5/15/27	215,000	227,439
Lamb Weston Holdings, Inc. 144A company guaranty sr. unsec. unsub. notes 4.875%, 11/1/26	816,000	847,506
Mondelez International Holdings Netherlands BV 144A company guaranty sr. unsec. unsub. notes 2.00%, 10/28/21 (Netherlands)	1,000,000	1,014,456

		12,005,022
Energy (0.7%)
BG Energy Capital PLC 144A company guaranty sr. unsec. unsub. notes 4.00%, 10/15/21 (United Kingdom)	250,000	257,926
BP Capital Markets America, Inc. company guaranty sr. unsec. notes 3.119%, 5/4/26	770,000	843,261
BP Capital Markets America, Inc. company guaranty sr. unsec. unsub. notes 3.937%, 9/21/28	690,000	790,645
Cheniere Corpus Christi Holdings, LLC company guaranty sr. notes 5.125%, 6/30/27	1,245,000	1,395,044
Concho Resources, Inc. company guaranty sr. unsec. notes 3.75%, 10/1/27	999,000	1,107,091
Diamondback Energy, Inc. company guaranty sr. unsec. notes 3.25%, 12/1/26	780,000	800,395
Energy Transfer Operating LP jr. unsec. sub. FRB Ser. B, 6.625%, perpetual maturity	2,076,000	1,473,960
Energy Transfer Operating LP sr. unsec. unsub. notes 7.60%, 2/1/24	470,000	533,201
Energy Transfer Operating LP sr. unsec. unsub. notes 6.50%, 2/1/42	137,000	146,121
Energy Transfer Operating LP sr. unsec. unsub. notes 5.20%, 2/1/22	265,000	274,275
Equinor ASA company guaranty sr. unsec. notes 5.10%, 8/17/40 (Norway)	550,000	724,078
Marathon Petroleum Corp. sr. unsec. unsub. notes 6.50%, 3/1/41	175,000	204,324
Sabine Pass Liquefaction, LLC sr. bonds 4.20%, 3/15/28	175,000	189,992
Sabine Pass Liquefaction, LLC sr. notes 5.00%, 3/15/27	878,000	985,689
Targa Resources Partners LP/Targa Resources Partners Finance Corp. company guaranty sr. unsec. unsub. notes 5.00%, 1/15/28	560,000	553,000
Transcanada Trust company guaranty jr. unsec. sub. FRB 5.30%, 3/15/77 (Canada)	1,285,000	1,275,363

		11,554,365
Financials (4.8%)
Air Lease Corp. sr. unsec. sub. bonds 4.625%, 10/1/28	328,000	345,143
Air Lease Corp. sr. unsec. sub. notes 3.25%, 10/1/29	928,000	885,114
American International Group, Inc. jr. unsec. sub. FRB 8.175%, 5/15/58	856,000	1,214,763
Aon PLC company guaranty sr. unsec. unsub. notes 4.25%, 12/12/42	1,265,000	1,431,923
Ares Capital Corp. sr. unsec. sub. notes 3.875%, 1/15/26	1,555,000	1,593,777
Australia & New Zealand Banking Group, Ltd./United Kingdom 144A jr. unsec. sub. FRB 6.75%, perpetual maturity (United Kingdom)	200,000	226,852
Banco Santander SA unsec. sub. notes 5.179%, 11/19/25 (Spain)	1,200,000	1,366,595
Bank of America Corp. jr. unsec. sub. bonds Ser. JJ, 5.125%, perpetual maturity	1,135,000	1,164,984
Bank of America Corp. jr. unsec. sub. FRN Ser. AA, 6.10%, perpetual maturity	314,000	346,185
Bank of America Corp. sr. unsec. FRN Ser. MTN, 2.496%, 2/13/31	715,000	740,027
Bank of America Corp. unsec. sub. FRN (BBA LIBOR USD 3 Month + 0.76%), 1.01%, 9/15/26	275,000	270,143
Bank of America Corp. unsec. sub. notes 6.11%, 1/29/37	600,000	848,650
Bank of Montreal unsec. sub. FRN 3.803%, 12/15/32 (Canada)	390,000	431,990
Bank of Nova Scotia (The) sr. unsec. notes 2.00%, 11/15/22 (Canada)	3,100,000	3,203,792
Berkshire Hathaway Finance Corp. company guaranty sr. unsec. bonds 2.85%, 10/15/50	5,000	5,094
Berkshire Hathaway Finance Corp. company guaranty sr. unsec. notes 4.30%, 5/15/43	808,000	1,031,058
BGC Partners, Inc. sr. unsec. notes 5.125%, 5/27/21	155,000	156,414
BPCE SA 144A unsec. sub. notes 5.15%, 7/21/24 (France)	810,000	908,638
BPCE SA 144A unsec. sub. notes 4.50%, 3/15/25 (France)	1,060,000	1,176,800
Camden Property Trust sr. unsec. unsub. notes 4.875%, 6/15/23(R)	1,213,000	1,326,437
Cantor Fitzgerald LP 144A unsec. notes 6.50%, 6/17/22	824,000	889,566
Capital One Bank USA NA unsec. sub. notes 3.375%, 2/15/23	462,000	489,284
Capital One Financial Corp. unsec. sub. notes 4.20%, 10/29/25	227,000	252,426
CBRE Services, Inc. company guaranty sr. unsec. notes 5.25%, 3/15/25	197,000	228,381
CBRE Services, Inc. company guaranty sr. unsec. unsub. notes 4.875%, 3/1/26	545,000	639,505
CIT Bank NA sr. unsec. FRN Ser. BKNT, 2.969%, 9/27/25	250,000	258,125
CIT Group, Inc. sr. unsec. unsub. notes 5.25%, 3/7/25	1,894,000	2,114,178
Citigroup, Inc. sr. unsec. FRB 3.668%, 7/24/28	10,000	11,175
Citigroup, Inc. unsec. sub. bonds 4.75%, 5/18/46	1,540,000	1,925,730
Citigroup, Inc. unsec. sub. bonds 4.45%, 9/29/27	2,634,000	3,039,067
CNO Financial Group, Inc. sr. unsec. unsub. notes 5.25%, 5/30/25	241,000	275,857
Cooperatieve Centrale Raiffeisen-Boerenleenbank BA/Netherlands company guaranty unsec. sub. notes 4.625%, 12/1/23 (Netherlands)	250,000	278,024
Cooperative Rabobank UA company guaranty unsec. sub. notes 3.75%, 7/21/26 (Netherlands)	285,000	318,957
Credit Agricole SA 144A unsec. sub. FRN 4.00%, 1/10/33 (France)	340,000	370,600
Credit Suisse AG sr. unsec. notes 1.00%, 5/5/23	3,100,000	3,138,295
Credit Suisse Group AG 144A sr. unsec. bonds 3.869%, 1/12/29 (Switzerland)	443,000	493,055
Credit Suisse Group AG 144A sr. unsec. FRN 2.193%, 6/5/26 (Switzerland)	320,000	329,425
Credit Suisse Group AG 144A unsec. sub. notes 6.50%, 8/8/23 (Switzerland)	729,000	827,938
Digital Realty Trust LP company guaranty sr. unsec. bonds 4.45%, 7/15/28(R)	1,395,000	1,650,533
Fairfax Financial Holdings, Ltd. sr. unsec. notes 4.85%, 4/17/28 (Canada)	1,225,000	1,332,751
Fairfax US, Inc. 144A company guaranty sr. unsec. notes 4.875%, 8/13/24	330,000	353,772
Fifth Third Bancorp jr. unsec. sub. FRB 5.10%, perpetual maturity	217,000	202,308
Five Corners Funding Trust 144A sr. unsec. bonds 4.419%, 11/15/23	425,000	471,727
Goldman Sachs Group, Inc. (The) sr. unsec. FRB 4.223%, 5/1/29	804,000	938,167
Goldman Sachs Group, Inc. (The) sr. unsec. unsub. notes 3.85%, 1/26/27	1,477,000	1,662,191
HSBC USA, Inc. sr. unsec. unsub. notes 3.50%, 6/23/24	105,000	114,212
ING Bank NV 144A unsec. sub. notes 5.80%, 9/25/23 (Netherlands)	2,225,000	2,497,850
Intercontinental Exchange, Inc. sr. unsec. bonds 2.65%, 9/15/40	963,000	968,891
Intercontinental Exchange, Inc. sr. unsec. bonds 1.85%, 9/15/32	482,000	477,771
JPMorgan Chase & Co. jr. unsec. bonds 6.10%, perpetual maturity	195,000	204,821
JPMorgan Chase & Co. jr. unsec. sub. FRB Ser. HH, 4.60%, perpetual maturity	1,113,000	1,097,418
JPMorgan Chase & Co. jr. unsec. sub. FRB Ser. W, (BBA LIBOR USD 3 Month + 1.00%), 1.28%, 5/15/47	664,000	506,773
JPMorgan Chase & Co. sr. unsec. unsub. FRB 3.964%, 11/15/48	1,710,000	2,069,207
JPMorgan Chase & Co. unsec. sub. FRB 2.956%, 5/13/31	2,338,000	2,489,848
KKR Group Finance Co. VI, LLC 144A company guaranty sr. unsec. bonds 3.75%, 7/1/29	105,000	119,547
Lloyds Banking Group PLC unsec. sub. notes 4.65%, 3/24/26 (United Kingdom)	315,000	353,024
Marsh & McLennan Cos., Inc. sr. unsec. sub. notes 4.375%, 3/15/29	1,422,000	1,710,933
Massachusetts Mutual Life Insurance Co. 144A unsec. sub. bonds 3.729%, 10/15/70	1,457,000	1,506,174
MetLife Capital Trust IV 144A jr. unsec. sub. notes 7.875%, 12/15/37	2,564,000	3,538,320
Morgan Stanley unsec. sub. notes Ser. GMTN, 4.35%, 9/8/26	3,409,000	3,961,008
NatWest Group PLC sr. unsec. unsub. notes 3.875%, 9/12/23 (United Kingdom)	200,000	215,890
Prologis LP sr. unsec. unsub. notes 2.25%, 4/15/30(R)	467,000	493,839
Prologis LP sr. unsec. unsub. notes 2.125%, 4/15/27(R)	194,000	204,732
Prudential Financial, Inc. jr. unsec. sub. FRN 5.20%, 3/15/44	1,485,000	1,557,394
Royal Bank of Canada unsec. sub. notes Ser. GMTN, 4.65%, 1/27/26 (Canada)	322,000	378,009
Sumitomo Mitsui Financial Group, Inc. 144A unsec. sub. bonds 4.436%, 4/2/24 (Japan)	412,000	450,276
Teachers Insurance & Annuity Association of America 144A unsec. sub. notes 6.85%, 12/16/39	263,000	393,177
Toronto-Dominion Bank (The) unsec. sub. FRB 3.625%, 9/15/31 (Canada)	759,000	850,220
Truist Financial Corp. jr. unsec. sub. FRB Ser. N, 4.80%, 12/31/99	580,000	584,727
U.S. Bancorp unsec. sub. notes 3.00%, 7/30/29	1,955,000	2,159,482
UBS AG unsec. sub. notes 5.125%, 5/15/24 (Switzerland)	2,640,000	2,896,502
Wells Fargo & Co. jr. unsec. sub. FRB Ser. U, 5.875%, perpetual maturity	580,000	620,600
Westpac Banking Corp. unsec. sub. bonds 4.421%, 7/24/39 (Australia)	670,000	810,974
Willis Towers Watson PLC company guaranty sr. unsec. unsub. notes 5.75%, 3/15/21	710,000	723,676

		75,120,711
Health care (1.6%)
AbbVie, Inc. 144A sr. unsec. notes 3.20%, 11/21/29	2,440,000	2,669,659
Amgen, Inc. sr. unsec. bonds 4.663%, 6/15/51	710,000	919,808
Amgen, Inc. sr. unsec. unsub. notes 2.60%, 8/19/26	273,000	295,623
Becton Dickinson and Co. sr. unsec. notes 2.823%, 5/20/30	820,000	876,390
Bristol-Myers Squibb Co. sr. unsec. notes 2.75%, 2/15/23	3,100,000	3,258,296
Bristol-Myers Squibb Co. sr. unsec. sub. notes 3.40%, 7/26/29	2,325,000	2,692,195
Cigna Corp. company guaranty sr. unsec. unsub. notes 3.75%, 7/15/23	1,857,000	2,008,987
CVS Health Corp. sr. unsec. unsub. notes 3.70%, 3/9/23	309,000	330,767
CVS Pass-Through Trust 144A sr. mtge. notes 4.704%, 1/10/36	555,725	615,119
DH Europe Finance II Sarl company guaranty sr. unsec. bonds 3.40%, 11/15/49 (Luxembourg)	1,425,000	1,625,439
DH Europe Finance II Sarl company guaranty sr. unsec. notes 2.60%, 11/15/29 (Luxembourg)	600,000	650,490
HCA, Inc. company guaranty sr. bonds 5.25%, 6/15/26	143,000	166,557
HCA, Inc. company guaranty sr. notes 4.125%, 6/15/29	505,000	573,082
HCA, Inc. company guaranty sr. sub. bonds 5.50%, 6/15/47	270,000	336,245
HCA, Inc. company guaranty sr. sub. notes 5.00%, 3/15/24	475,000	531,459
Service Corp. International sr. unsec. notes 4.625%, 12/15/27	185,000	195,754
Service Corp. International sr. unsec. notes 3.375%, 8/15/30	165,000	167,269
UnitedHealth Group, Inc. sr. unsec. unsub. notes 2.00%, 5/15/30	1,602,000	1,667,036
Upjohn, Inc. 144A company guaranty sr. unsec. bonds 4.00%, 6/22/50	2,820,000	2,985,359
Upjohn, Inc. 144A company guaranty sr. unsec. notes 2.30%, 6/22/27	565,000	584,426
Zoetis, Inc. sr. unsec. notes 3.90%, 8/20/28	1,210,000	1,418,182
Zoetis, Inc. sr. unsec. sub. notes 2.00%, 5/15/30	306,000	313,695

		24,881,837
Technology (1.4%)
Alphabet, Inc. sr. unsec. bonds 2.25%, 8/15/60	1,200,000	1,071,166
Alphabet, Inc. sr. unsec. notes 1.998%, 8/15/26	748,000	798,083
Apple, Inc. sr. unsec. notes 3.45%, 5/6/24	245,000	269,236
Apple, Inc. sr. unsec. notes 1.65%, 5/11/30	15,000	15,319
Apple, Inc. sr. unsec. unsub. notes 4.375%, 5/13/45	342,000	452,843
Apple, Inc. sr. unsec. unsub. notes 3.85%, 5/4/43	486,000	595,638
Broadcom Corp./Broadcom Cayman Finance, Ltd. company guaranty sr. unsec. unsub. notes 3.875%, 1/15/27	1,667,000	1,840,170
Broadcom, Inc. company guaranty sr. unsec. bonds 4.15%, 11/15/30	970,000	1,086,666
Cisco Systems, Inc. sr. unsec. unsub. notes 3.625%, 3/4/24	3,100,000	3,419,840
Diamond 1 Finance Corp./Diamond 2 Finance Corp. 144A company guaranty sr. notes 6.02%, 6/15/26	1,356,000	1,607,464
Diamond 1 Finance Corp./Diamond 2 Finance Corp. 144A sr. bonds 8.35%, 7/15/46	271,000	369,965
Fidelity National Information Services, Inc. sr. unsec. notes 3.00%, 8/15/26	522,000	577,260
Fidelity National Information Services, Inc. sr. unsec. sub. notes Ser. 10Y, 4.25%, 5/15/28	487,000	571,492
Fiserv, Inc. sr. unsec. bonds 3.50%, 7/1/29	540,000	606,199
Fiserv, Inc. sr. unsec. sub. bonds 4.20%, 10/1/28	1,295,000	1,522,695
Microchip Technology, Inc. company guaranty sr. notes 4.333%, 6/1/23	1,195,000	1,287,863
Microsoft Corp. sr. unsec. unsub. notes 3.70%, 8/8/46	1,150,000	1,413,270
Oracle Corp. sr. unsec. unsub. notes 2.65%, 7/15/26	531,000	578,164
Salesforce.com, Inc. sr. unsec. unsub. notes 3.70%, 4/11/28	1,900,000	2,231,519
ServiceNow, Inc. sr. unsec. notes 1.40%, 9/1/30	1,520,000	1,468,381
VMware, Inc. sr. unsec. notes 3.90%, 8/21/27	374,000	413,019

		22,196,252
Transportation (0.1%)
Penske Truck Leasing Co. LP/PTL Finance Corp. 144A sr. unsec. bonds 3.40%, 11/15/26	595,000	653,567

		653,567
Utilities and power (1.1%)
AES Corp. (The) sr. unsec. unsub. notes 5.125%, 9/1/27	392,000	420,453
American Electric Power Co., Inc. sr. unsec. unsub. notes Ser. J, 4.30%, 12/1/28	528,000	622,982
Appalachian Power Co. sr. unsec. unsub. notes Ser. L, 5.80%, 10/1/35	560,000	770,371
Commonwealth Edison Co. sr. mtge. bonds 5.875%, 2/1/33	610,000	829,980
Consolidated Edison Co. of New York, Inc. sr. unsec. unsub. notes 4.20%, 3/15/42	255,000	302,812
Duke Energy Carolinas, LLC sr. mtge. notes 4.25%, 12/15/41	520,000	637,849
Duke Energy Ohio, Inc. sr. bonds 3.65%, 2/1/29	280,000	323,111
El Paso Natural Gas Co., LLC company guaranty sr. unsec. unsub. notes 8.375%, 6/15/32	490,000	675,496
Enbridge, Inc. sr. unsec. unsub. bonds 4.25%, 12/1/26 (Canada)	416,000	476,060
Enterprise Products Operating, LLC company guaranty sr. unsec. notes 2.80%, 1/31/30	1,704,000	1,784,792
Enterprise Products Operating, LLC company guaranty sr. unsec. unsub. bonds 4.25%, 2/15/48	560,000	599,532
FirstEnergy Transmission, LLC 144A sr. unsec. unsub. notes 5.45%, 7/15/44	1,120,000	1,376,630
IPALCO Enterprises, Inc. sr. sub. notes 3.70%, 9/1/24	340,000	369,395
IPALCO Enterprises, Inc. 144A sr. bonds 4.25%, 5/1/30	793,000	890,260
Kinder Morgan Energy Partners LP company guaranty sr. unsec. notes 5.40%, 9/1/44	199,000	227,210
Kinder Morgan, Inc. company guaranty sr. unsec. unsub. notes 3.15%, 1/15/23	720,000	753,415
NRG Energy, Inc. 144A company guaranty sr. bonds 4.45%, 6/15/29	1,259,000	1,388,341
NRG Energy, Inc. 144A company guaranty sr. notes 3.75%, 6/15/24	620,000	665,411
Oncor Electric Delivery Co., LLC sr. notes 5.75%, 3/15/29	445,000	580,622
Pacific Gas and Electric Co. notes 2.10%, 8/1/27	235,000	226,886
Pacific Gas and Electric Co. sr. notes 3.30%, 3/15/27	425,000	430,215
PacifiCorp sr. bonds 2.70%, 9/15/30	656,000	714,042
PPL Capital Funding, Inc. company guaranty sr. unsec. unsub. notes 4.20%, 6/15/22	145,000	152,199
Vistra Operations Co., LLC 144A company guaranty sr. notes 4.30%, 7/15/29	442,000	479,024
Vistra Operations Co., LLC 144A company guaranty sr. notes 3.55%, 7/15/24	523,000	557,286
WEC Energy Group, Inc. jr. unsec. sub. FRN Ser. A, (BBA LIBOR USD 3 Month + 2.11%), 2.393%, 5/15/67	1,945,000	1,594,900

		17,849,274

Total corporate bonds and notes (cost $220,446,304)		$239,892,556

MORTGAGE-BACKED SECURITIES (0.6%)(a)
	Principal amount	Value
Citigroup Commercial Mortgage Trust
Ser. 14-GC21, Class C, 4.78%, 5/10/47(WAC)	$508,000	$484,713
Ser. 14-GC21, Class AS, 4.026%, 5/10/47	520,000	561,595
COMM Mortgage Trust
FRB Ser. 12-LC4, Class C, 5.535%, 12/10/44(WAC)	500,000	399,854
FRB Ser. 14-CR18, Class C, 4.795%, 7/15/47(WAC)	2,392,000	2,351,668
Ser. 13-CR13, Class AM, 4.449%, 11/10/46(WAC)	777,000	845,825
Ser. 12-CR1, Class AM, 3.912%, 5/15/45	1,046,000	1,056,228
Eagle Re, Ltd. 144A FRB Ser. 18-1, Class M1, (1 Month US LIBOR + 1.70%), 1.849%, 11/25/28 (Bermuda)	261,538	257,636
Federal Home Loan Mortgage Corporation Structured Agency Credit Risk Debt FRN Ser. 14-HQ2, Class M2, (1 Month US LIBOR + 2.20%), 2.349%, 9/25/24	70,615	70,703
Federal National Mortgage Association
Connecticut Avenue Securities FRB Ser. 16-C01, Class 1M2, (1 Month US LIBOR + 6.75%), 6.899%, 8/25/28	505,321	536,430
Connecticut Avenue Securities FRB Ser. 16-C02, Class 1M2, (1 Month US LIBOR + 6.00%), 6.149%, 9/25/28	75,315	79,158
Connecticut Avenue Securities FRB Ser. 17-C01, Class 1EB1, (1 Month US LIBOR + 1.25%), 1.399%, 7/25/29	260,000	262,790
REMICs Ser. 01-79, Class BI, IO, 0.268%, 3/25/45(WAC)	501,273	2,506
FIRSTPLUS Home Loan Owner Trust Ser. 97-3, Class B1, 7.79%, 11/10/23 (In default)(NON)	194,241	19
Home Re, Ltd. 144A FRB Ser. 18-1, Class M1, (1 Month US LIBOR + 1.60%), 1.749%, 10/25/28 (Bermuda)	175,194	173,085
JPMorgan Chase Commercial Mortgage Securities Trust FRB Ser. 12-C6, Class D, 5.152%, 5/15/45(WAC)	772,000	598,925
JPMorgan Chase Commercial Mortgage Securities Trust 144A FRB Ser. 12-C8, Class D, 4.67%, 10/15/45(WAC)	404,000	331,760
Morgan Stanley Capital I Trust 144A FRB Ser. 12-C4, Class D, 5.419%, 3/15/45(WAC)	1,794,000	1,118,672
TIAA Real Estate CDO, Ltd. 144A Ser. 03-1A, Class E, 8.00%, 12/28/38 (In default)(NON)	2,032,334	57,576

Total mortgage-backed securities (cost $11,297,569)		$9,189,143

CONVERTIBLE PREFERRED STOCKS (0.1%)(a)
	Shares	Value
KKR & Co., Inc. $3.00 cv. pfd.(NON)	32,575	$1,695,203

Total convertible preferred stocks (cost $1,628,750)		$1,695,203

MUNICIPAL BONDS AND NOTES (0.1%)(a)
	Principal amount	Value
CA State G.O. Bonds, (Build America Bonds), 7.50%, 4/1/34	$215,000	$349,427
North TX, Tollway Auth. Rev. Bonds, (Build America Bonds), 6.718%, 1/1/49	350,000	582,908
OH State U. Rev. Bonds, (Build America Bonds), 4.91%, 6/1/40	275,000	378,444

Total municipal bonds and notes (cost $841,164)		$1,310,779

SHORT-TERM INVESTMENTS (5.7%)(a)
	Shares	Value
Putnam Cash Collateral Pool, LLC 0.18%(AFF)	5,402,300	$5,402,300
Putnam Short Term Investment Fund Class P 0.17%(AFF)	83,260,542	83,260,542
State Street Institutional U.S. Government Money Market Fund, Premier Class 0.03%(P)	713,000	713,000

Total short-term investments (cost $89,375,842)		$89,375,842
TOTAL INVESTMENTS

Total investments (cost $1,430,936,770)		$1,596,152,783

	FORWARD CURRENCY CONTRACTS at 10/31/20 (aggregate face value $80,200,430) (Unaudited)
	Counterparty	Currency	Contract type*	Delivery date	Value	Aggregate face value	Unrealized appreciation/ (depreciation)
	Bank of America N.A.
		British Pound	Sell	12/16/20	$7,058,889	$7,325,273	$266,384
	Barclays Bank PLC
		British Pound	Sell	12/16/20	11,394,656	11,721,442	326,786
		Canadian Dollar	Sell	1/20/21	2,593,781	2,605,265	11,484
		Euro	Sell	12/16/20	6,449,718	6,575,158	125,440
	Citibank, N.A.
		British Pound	Buy	12/16/20	4,622,555	4,754,244	(131,689)
		Canadian Dollar	Sell	1/20/21	3,386,490	3,401,482	14,992
		Euro	Sell	12/16/20	1,370,224	1,396,805	26,581
	Goldman Sachs International
		British Pound	Sell	12/16/20	8,497,492	8,748,804	251,312
		Canadian Dollar	Sell	1/20/21	110,005	110,503	498
	HSBC Bank USA, National Association
		British Pound	Buy	12/16/20	2,637,461	2,651,490	(14,029)
		Euro	Sell	12/16/20	2,395,123	2,441,408	46,285
	JPMorgan Chase Bank N.A.
		British Pound	Buy	12/16/20	4,925,930	5,066,486	(140,556)
		Canadian Dollar	Sell	1/20/21	1,192,180	1,197,506	5,326
	State Street Bank and Trust Co.
		British Pound	Buy	12/16/20	3,494,325	3,603,825	(109,500)
		Canadian Dollar	Buy	1/20/21	664,383	667,383	(3,000)
		Hong Kong Dollar	Sell	11/18/20	2,484,362	2,484,536	174
	UBS AG
		British Pound	Buy	12/16/20	4,227,299	4,348,768	(121,469)
		Euro	Buy	12/16/20	847,690	864,144	(16,454)
	WestPac Banking Corp.
		British Pound	Sell	12/16/20	6,418,443	6,601,023	182,580
		Canadian Dollar	Buy	1/20/21	2,727,589	2,770,851	(43,262)
		Euro	Buy	12/16/20	847,806	864,034	(16,228)

	Unrealized appreciation						1,257,842

	Unrealized (depreciation)						(596,187)

	Total						$661,655
*	The exchange currency for all contracts listed is the United States Dollar.

FUTURES CONTRACTS OUTSTANDING at 10/31/20 (Unaudited)
	Number of contracts	Notional amount	Value	Expiration date	Unrealized appreciation/ (depreciation)
S&P 500 Index E-Mini (Long)	101	$16,513,298	$16,486,735	Dec-20	$(583,504)

Unrealized appreciation					—

Unrealized (depreciation)					(583,504)

Total					$(583,504)

TBA SALE COMMITMENTS OUTSTANDING at 10/31/20 (proceeds receivable $17,771,465) (Unaudited)
Agency	Principal amount	Settlement date	Value
Government National Mortgage Association, 4.00%, 11/1/50	$5,000,000	11/19/20	$5,318,164
Uniform Mortgage-Backed Securities, 4.00%, 11/1/50	1,000,000	11/12/20	1,067,773
Uniform Mortgage-Backed Securities, 2.50%, 11/1/50	5,000,000	11/12/20	5,210,156
Uniform Mortgage-Backed Securities, 2.00%, 11/1/50	5,000,000	11/12/20	5,156,641
Uniform Mortgage-Backed Securities, 1.50%, 11/1/50	1,000,000	11/12/20	1,006,719

Total			$17,759,453

Key to holding's abbreviations
BKNT	Bank Note
FRB	Floating Rate Bonds: the rate shown is the current interest rate at the close of the reporting period. Rates may be subject to a cap or floor. For certain securities, the rate may represent a fixed rate currently in place at the close of the reporting period.
FRN	Floating Rate Notes: the rate shown is the current interest rate or yield at the close of the reporting period. Rates may be subject to a cap or floor. For certain securities, the rate may represent a fixed rate currently in place at the close of the reporting period.
GMTN	Global Medium Term Notes
G.O. Bonds	General Obligation Bonds
MTN	Medium Term Notes
TBA	To Be Announced Commitments
Notes to the fund's portfolio
Unless noted otherwise, the notes to the fund's portfolio are for the close of the fund's reporting period, which ran from August 1, 2020 through October 31, 2020 (the reporting period). Within the following notes to the portfolio, references to "Putnam Management" represent Putnam Investment Management, LLC, the fund's manager, an indirect wholly-owned subsidiary of Putnam Investments, LLC, references to "ASC 820" represent Accounting Standards Codification 820 Fair Value Measurements and Disclosures and references to "OTC", if any, represent over-the-counter.
(a)	Percentages indicated are based on net assets of $1,558,702,104.
(NON)	This security is non-income-producing.
(AFF)	Affiliated company. For investments in Putnam Cash Collateral Pool, LLC and Putnam Short Term Investment Fund, the rate quoted in the security description is the annualized 7-day yield of the fund at the close of the reporting period. Transactions during the period with any company which is under common ownership or control were as follows:
	Name of affiliate	Fair value as of 7/31/20	Purchase cost	Sale proceeds	Investment income	Shares outstanding and fair value as of 10/31/20
Short-term investments
	Putnam Cash Collateral Pool, LLC*#	$7,020,885	$26,801,799	$28,420,384	$5,694	$5,402,300
	Putnam Short Term Investment Fund**	82,721,675	85,037,894	84,499,027	52,786	83,260,542

	Total Short-term investments	$89,742,560	$111,839,693	$112,919,411	$58,480	$88,662,842
* No management fees are charged to Putnam Cash Collateral Pool, LLC. There were no realized or unrealized gains or losses during the period.
# The fund may lend securities, through its agent, to qualified borrowers in order to earn additional income. The loans are collateralized by cash in an amount at least equal to the fair value of the securities loaned. The fair value of securities loaned is determined daily and any additional required collateral is allocated to the fund on the next business day. The remaining maturities of the securities lending transactions are considered overnight and continuous. The risk of borrower default will be borne by the fund’s agent; the fund will bear the risk of loss with respect to the investment of the cash collateral. The fund received cash collateral of $5,402,300, which is invested in Putnam Cash Collateral Pool, LLC, a limited liability company managed by an affiliate of Putnam Management. Investments in Putnam Cash Collateral Pool, LLC are valued at its closing net asset value each business day. There are no management fees charged to Putnam Cash Collateral Pool, LLC. The rate quoted in the security description is the annualized 7-day yield at the close of the reporting period. At the close of the reporting period, the value of securities loaned amounted to $5,323,548.
** Management fees charged to Putnam Short Term Investment Fund have been waived by Putnam Management. There were no realized or unrealized gains or losses during the period.
(SEG)	This security, in part or in entirety, was pledged and segregated with the broker to cover margin requirements for futures contracts at the close of the reporting period. Collateral at period end totaled $1,216,406.
(SEGSF)	This security, in part or in entirety, was pledged and segregated with the custodian for collateral on certain derivative contracts at the close of the reporting period. Collateral at period end totaled $528,817.
(FWC)	Forward commitment, in part or in entirety.
(F)	This security is valued by Putnam Management at fair value following procedures approved by the Trustees. Securities are classified as Level 3 for ASC 820 based on the securities' valuation inputs. At the close of the reporting period, fair value pricing was also used for certain foreign securities in the portfolio.
(i)	This security was pledged, or purchased with cash that was pledged, to the fund for collateral on certain derivative contracts.
(P)	This security was pledged, or purchased with cash that was pledged, to the fund for collateral on certain derivative contracts. The rate quoted in the security description is the annualized 7-day yield of the fund at the close of the reporting period.
(R)	Real Estate Investment Trust.
(S)	This security is on loan, in part or in entirety, at the close of the reporting period.
(WAC)	The rate shown represents the weighted average coupon associated with the underlying mortgage pools. Rates may be subject to a cap or floor.
At the close of the reporting period, the fund maintained liquid assets totaling $32,968,285 to cover certain derivative contracts, delayed delivery securities and the settlement of certain securities.
Debt obligations are considered secured unless otherwise indicated.
144A after the name of an issuer represents securities exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.
The dates shown on debt obligations are the original maturity dates.
Security valuation: Portfolio securities and other investments are valued using policies and procedures adopted by the Board of Trustees. The Trustees have formed a Pricing Committee to oversee the implementation of these procedures and have delegated responsibility for valuing the fund’s assets in accordance with these procedures to Putnam Management. Putnam Management has established an internal Valuation Committee that is responsible for making fair value determinations, evaluating the effectiveness of the pricing policies of the fund and reporting to the Pricing Committee.
Investments for which market quotations are readily available are valued at the last reported sales price on their principal exchange, or official closing price for certain markets, and are classified as Level 1 securities under ASC 820. If no sales are reported, as in the case of some securities that are traded OTC, a security is valued at its last reported bid price and is generally categorized as a Level 2 security.
Investments in open-end investment companies (excluding exchange-traded funds), if any, which can be classified as Level 1 or Level 2 securities, are valued based on their net asset value. The net asset value of such investment companies equals the total value of their assets less their liabilities and divided by the number of their outstanding shares.
Market quotations are not considered to be readily available for certain debt obligations (including short-term investments with remaining maturities of 60 days or less) and other investments; such investments are valued on the basis of valuations furnished by an independent pricing service approved by the Trustees or dealers selected by Putnam Management. Such services or dealers determine valuations for normal institutional-size trading units of such securities using methods based on market transactions for comparable securities and various relationships, generally recognized by institutional traders, between securities (which consider such factors as security prices, yields, maturities and ratings). These securities will generally be categorized as Level 2.
Many securities markets and exchanges outside the U.S. close prior to the scheduled close of the New York Stock Exchange and therefore the closing prices for securities in such markets or on such exchanges may not fully reflect events that occur after such close but before the scheduled close of the New York Stock Exchange. Accordingly, on certain days, the fund will fair value certain foreign equity securities taking into account multiple factors including movements in the U.S. securities markets, currency valuations and comparisons to the valuation of American Depository Receipts, exchange-traded funds and futures contracts. The foreign equity securities, which would generally be classified as Level 1 securities, will be transferred to Level 2 of the fair value hierarchy when they are valued at fair value. The number of days on which fair value prices will be used will depend on market activity and it is possible that fair value prices will be used by the fund to a significant extent. At the close of the reporting period, fair value pricing was used for certain foreign securities in the portfolio. Securities quoted in foreign currencies, if any, are translated into U.S. dollars at the current exchange rate.
To the extent a pricing service or dealer is unable to value a security or provides a valuation that Putnam Management does not believe accurately reflects the security's fair value, the security will be valued at fair value by Putnam Management in accordance with policies and procedures approved by the Trustees. Certain investments, including certain restricted and illiquid securities and derivatives, are also valued at fair value following procedures approved by the Trustees. These valuations consider such factors as significant market or specific security events such as interest rate or credit quality changes, various relationships with other securities, discount rates, U.S. Treasury, U.S. swap and credit yields, index levels, convexity exposures, recovery rates, sales and other multiples and resale restrictions. These securities are classified as Level 2 or as Level 3 depending on the priority of the significant inputs.
To assess the continuing appropriateness of fair valuations, the Valuation Committee reviews and affirms the reasonableness of such valuations on a regular basis after considering all relevant information that is reasonably available. Such valuations and procedures are reviewed periodically by the Trustees. Certain securities may be valued on the basis of a price provided by a single source. The fair value of securities is generally determined as the amount that the fund could reasonably expect to realize from an orderly disposition of such securities over a reasonable period of time. By its nature, a fair value price is a good faith estimate of the value of a security in a current sale and does not reflect an actual market price, which may be different by a material amount.
Futures contracts: The fund used futures contracts to equitize cash.
The potential risk to the fund is that the change in value of futures contracts may not correspond to the change in value of the hedged instruments. In addition, losses may arise from changes in the value of the underlying instruments, if there is an illiquid secondary market for the contracts, if interest or exchange rates move unexpectedly or if the counterparty to the contract is unable to perform. With futures, there is minimal counterparty credit risk to the fund since futures are exchange traded and the exchange’s clearinghouse, as counterparty to all exchange traded futures, guarantees the futures against default. When the contract is closed, the fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.
Futures contracts are valued at the quoted daily settlement prices established by the exchange on which they trade. The fund and the broker agree to exchange an amount of cash equal to the daily fluctuation in the value of the futures contract. Such receipts or payments are known as“variation margin”.
For the fund's average number of futures contracts, see the appropriate table at the end of these footnotes.
Forward currency contracts: The fund buys and sells forward currency contracts, which are agreements between two parties to buy and sell currencies at a set price on a future date. These contracts were used to hedge foreign exchange risk.
The U.S. dollar value of forward currency contracts is determined using current forward currency exchange rates supplied by a quotation service. The fair value of the contract will fluctuate with changes in currency exchange rates. The contract is marked to market daily and the change in fair value is recorded as an unrealized gain or loss. The fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed when the contract matures or by delivery of the currency. The fund could be exposed to risk if the value of the currency changes unfavorably, if the counterparties to the contracts are unable to meet the terms of their contracts or if the fund is unable to enter into a closing position.
For the fund's average contract amount on forward currency contracts, see the appropriate table at the end of these footnotes.
TBA commitments: The fund may enter into TBA (to be announced) commitments to purchase securities for a fixed unit price at a future date beyond customary settlement time. Although the unit price and par amount have been established, the actual securities have not been specified. However, it is anticipated that the amount of the commitments will not significantly differ from the principal amount. The fund holds, and maintains until settlement date, cash or high-grade debt obligations in an amount sufficient to meet the purchase price, or the fund may enter into offsetting contracts for the forward sale of other securities it owns. Income on the securities will not be earned until settlement date.
The fund may also enter into TBA sale commitments to hedge its portfolio positions to sell mortgage-backed securities it owns under delayed delivery arrangements or to take a short position in mortgage-backed securities. Proceeds of TBA sale commitments are not received until the contractual settlement date. During the time a TBA sale commitment is outstanding, either equivalent deliverable securities, or an offsetting TBA purchase commitment deliverable on or before the sale commitment date, are held as "cover" for the transaction, or other liquid assets in an amount equal to the notional value of the TBA sale commitment are segregated. If the TBA sale commitment is closed through the acquisition of an offsetting TBA purchase commitment, the fund realizes a gain or loss. If the fund delivers securities under the commitment, the fund realizes a gain or a loss from the sale of the securities based upon the unit price established at the date the commitment was entered into.
TBA commitments, which are accounted for as purchase and sale transactions, may be considered securities themselves, and involve a risk of loss due to changes in the value of the security prior to the settlement date as well as the risk that the counterparty to the transaction will not perform its obligations. Counterparty risk is mitigated by having a master agreement between the fund and the counterparty.
Unsettled TBA commitments are valued at their fair value according to the procedures described under "Security valuation" above. The contract is marked to market daily and the change in fair value is recorded by the fund as an unrealized gain or loss. Based on market circumstances, Putnam Management will determine whether to take delivery of the underlying securities or to dispose of the TBA commitments prior to settlement.
Master agreements: The fund is a party to ISDA (International Swaps and Derivatives Association, Inc.) Master Agreements that govern OTC derivative and foreign exchange contracts and Master Securities Forward Transaction Agreements that govern transactions involving mortgage-backed and other asset-backed securities that may result in delayed delivery (Master Agreements) with certain counterparties entered into from time to time. The Master Agreements may contain provisions regarding, among other things, the parties' general obligations, representations, agreements, collateral requirements, events of default and early termination. With respect to certain counterparties, in accordance with the terms of the Master Agreements, collateral posted to the fund is held in a segregated account by the fund's custodian and, with respect to those amounts which can be sold or repledged, are presented in the fund's portfolio.
Collateral pledged by the fund is segregated by the fund’s custodian and identified in the fund’s portfolio. Collateral can be in the form of cash or debt securities issued by the U.S. Government or related agencies or other securities as agreed to by the fund and the applicable counterparty. Collateral requirements are determined based on the fund’s net position with each counterparty.
With respect to ISDA Master Agreements, termination events applicable to the fund may occur upon a decline in the fund’s net assets below a specified threshold over a certain period of time. Termination events applicable to counterparties may occur upon a decline in the counterparty’s long-term or short-term credit ratings below a specified level. In each case, upon occurrence, the other party may elect to terminate early and cause settlement of all derivative and foreign exchange contracts outstanding, including the payment of any losses and costs resulting from such early termination, as reasonably determined by the terminating party. Any decision by one or more of the fund’s counterparties to elect early termination could impact the fund’s future derivative activity.
At the close of the reporting period, the fund had a net liability position of $475,595 on open derivative contracts subject to the Master Agreements. Collateral posted by the fund at period end for these agreements totaled $528,817 and may include amounts related to unsettled agreements.

ASC 820 establishes a three-level hierarchy for disclosure of fair value measurements. The valuation hierarchy is based upon the transparency of inputs to the valuation of the fund's investments. The three levels are defined as follows:
Level 1: Valuations based on quoted prices for identical securities in active markets.
Level 2: Valuations based on quoted prices in markets that are not active or for which all significant inputs are observable, either directly or indirectly.

Level 3: Valuations based on inputs that are unobservable and significant to the fair value measurement.
The following is a summary of the inputs used to value the fund's net assets as of the close of the reporting period:
	Valuation inputs
Investments in securities:	Level 1	Level 2	Level 3
Common stocks*:
Basic materials	$27,368,124	$—	$—
Capital goods	43,519,603	—	—
Communication services	24,669,406	—	—
Conglomerates	12,139,535	—	—
Consumer cyclicals	161,751,982	—	1,729,249
Consumer staples	60,491,370	—	—
Energy	12,902,515	—	—
Financials	104,635,266	2,271,060	—
Health care	117,242,958	—	—
Technology	278,541,998	—	—
Transportation	22,260,504	—	—
Utilities and power	34,984,949	—	—

Total common stocks	900,508,210	2,271,060	1,729,249
Convertible preferred stocks	1,695,203	—	—
Corporate bonds and notes	—	239,892,556	—
Mortgage-backed securities	—	9,189,143	—
Municipal bonds and notes	—	1,310,779	—
U.S. government and agency mortgage obligations	—	131,706,133	—
U.S. treasury obligations	—	218,474,608	—
Short-term investments	83,973,542	5,402,300	—

Totals by level	$986,176,955	$608,246,579	$1,729,249
	Valuation inputs

Other financial instruments:	Level 1	Level 2	Level 3
Forward currency contracts	$—	$661,655	$—
Futures contracts	(583,504)	—	—
TBA sale commitments	—	(17,759,453)	—

Totals by level	$(583,504)	$(17,097,798)	$—
* Common stock classifications are presented at the sector level, which may differ from the fund's portfolio presentation.
At the start and close of the reporting period, Level 3 investments in securities represented less than 1% of the fund's net assets and were not considered a significant portion of the fund's portfolio.
The volume of activity for the reporting period for any derivative type that was held at the close of the period is listed below and was based on an average of the holdings of that derivative at the end of each fiscal quarter in the reporting period:
Futures contracts (number of contracts)	100
Forward currency contracts (contract amount)	$85,200,000
For additional information regarding the fund please see the fund's most recent annual or semiannual shareholder report filed on the Securities and Exchange Commission's Web site, www.sec.gov, or visit Putnam's Individual Investor Web site at www.putnaminvestments.com